COMMITMENTS AND CONTINGENCIES	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
COMMITMENTS AND CONTINGENCIES
COMMITMENTS AND CONTINGENCIES

NOTE 10 - COMMITMENTS AND CONTINGENCIES

From time to time the Company is a party to various claims, lawsuits and other legal proceedings that arise in the ordinary course of business.  As of the date of this filing, the Company is not aware of any other material legal proceedings to which the Company or any of its subsidiaries is a party or to which any of our property is subject, other than as disclosed above.

NOTE 10 - COMMITMENTS AND CONTINGENCIES

From time to time we are a party to various claims, lawsuits and other legal proceedings that arise in the ordinary course of business.  As of the date of this filing, we are not aware of any other material legal proceedings to which we or any of our subsidiaries is a party or to which any of our property is subject, other than as disclosed above.